Equity investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity investments
Schedule of changes in equity investments

	Chengdu Seasky	Ye Net	Zhizhu Network	Unknown Worlds	Venture Capital Fund	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2010	10,566,393	14,280,294	24,532,222	—	—	49,378,909
Investment	—	—	—	10,803,330	—	10,803,330
Share of (loss) / income in equity investment	(513,232)	889,549	(952,474)	(998,349)	—	(1,574,506)
Converted to controlling interest	—	(15,169,843)	—	—	—	(15,169,843)
Disposal of equity investment	(10,053,161)	—	—	—	—	(10,053,161)

Balance as of December 31, 2011	—	—	23,579,748	9,804,981	—	33,384,729
Investment	—	—	—	—	200,000,000	200,000,000
Share of (loss) / income in equity investment	—	—	(2,634,842)	6,638,070	(9,337,723)	(5,334,495)
Foreign currency translation adjustments	—	—	—	(43,034)	(175,143)	(218,177)

Balance as of December 31, 2012	—	—	20,944,906	16,400,017	190,487,134	227,832,057